Employee Benefits - Summary of Employee Benefit Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Wages and salaries	$ 64,776	$ 58,745	$ 51,874
Social security costs	11,494	10,486	9,800
Employee profit sharing	1,205	1,294	1,209
Post-employment benefits	795	842	700
Share-based payments	610	401	351
Termination benefits	169	132	159
Employee benefits expense	$ 78,639	$ 71,904	$ 64,093